Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	1.10%	1.60%	1.80%
Assumed rate of increase in future compensation levels	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.10%	3.10%	3.10%
Foreign Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.90%	3.90%	3.60%
Assumed rate of increase in future compensation levels	2.00%	2.30%	2.20%
Expected long-term rate of return on plan assets	5.60%	4.90%	5.20%